Stockholders' Equity and Partners' Capital - Schedule of Dividends Payable (Details) - USD ($)									3 Months Ended								12 Months Ended
	Dec. 08, 2017	Sep. 15, 2017	Jun. 15, 2017	Mar. 15, 2017	Dec. 15, 2016	Sep. 15, 2016	Jun. 15, 2016	Mar. 15, 2016	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Preferred stock, dividend per share (in dollars per share)	$ 0.36667
Preferred stock, total amount	$ 2,530,000																$ 2,530,000
Common stock, dividend per share (in dollars per share)	$ 0.18	$ 0.18	$ 0.18	$ 0.18	$ 0.18	$ 0.175	$ 0.175	$ 0.175	$ 0.18000	$ 0.18000	$ 0.18000	$ 0.18000	$ 0.18000	$ 0.175	$ 0.175	$ 0.175	$ 0.72	$ 0.705
Common stock, total amount	$ 80,796,000	$ 82,062,000	$ 82,422,000	$ 87,122,000	$ 87,040,000	$ 84,604,000	$ 83,940,000	$ 77,596,000									$ 332,402,000	$ 333,180,000	$ 298,531,000
Restricted stock awards forfeitures																	$ 3,300	$ 12,000